Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 2,524	$ 9
2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		4,365
Derivative financial instruments liability		(142)
Derivative financial assets		0
Cross-currency swaps | 2020 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount		13,788
Derivative financial instruments liability		(297)
Derivative financial assets		781
Cross-currency swaps | 2021 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	404	0
Derivative financial instruments liability	(4)	0
Derivative financial assets	0	0
Cross-currency swaps | 2023 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	11,371	10,742
Derivative financial instruments liability	0	(594)
Derivative financial assets	2,165	0
Cross-currency swaps | 2027 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,982	6,596
Derivative financial instruments liability	(464)	(843)
Derivative financial assets	80	$ 0
Cross-currency swaps | 2030 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,790
Derivative financial instruments liability	(107)
Derivative financial assets	$ 192